Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of Detailed Information About Loss Income Allocated To Holders Of Ordinary Shareholders Explanatory
	For the year ended December 31,
	2024	2023	2022
	$ Thousands
Profit/(loss) for the year attributable to Kenon’s shareholders	597,673	(235,978)	312,652

Schedule of Detailed Information About Number Of Ordinary Shares Explanatory
	For the year ended December 31
	2024	2023	2022
	Thousands
Weighted Average number of shares used in calculation of basic/diluted earnings per share	52,713	53,360	53,885